Fair Value of Options Estimated Using Black-Scholes Option Pricing Model (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Risk-free interest rates	1.11%	0.74%	0.69%	1.55%	1.79%
Expected term	5 years	5 years	5 years	5 years	5 years
Expected dividends
Expected volatility	46.80%	49.20%	49.00%	52.10%	50.30%